EXHIBIT 99.1
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
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

Accrued Interest Date:                                                                                   Collection Period Ending:
25-Jul-07                                                                                                                31-Jul-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                          Period #
27-Aug-07                                         ------------------------------                                                11

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Balances
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                                                                              INITIAL         PERIOD END
     Receivables                                                       $1,153,770,268       $697,953,912
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $28,183,164
     Overcollateralization                                                       $374         $2,563,681
     Class A-1 Notes                                                     $323,000,000                 $0
     Class A-2 Notes                                                     $308,000,000       $189,211,067
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $732,706,548
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $21,134,236
           Receipts of Pre-Paid Principal                                 $11,538,180
           Liquidation Proceeds                                            $1,162,089
           Principal Balance Allocable to Gross Charge-offs                  $918,132
        Total Principal  Reduction                                        $34,752,636

        Interest Collections
           Receipts of Interest                                            $3,077,687
           Servicer Advances                                                  $65,548
           Reimbursement of Previous Servicer Advances
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                        $138,254
           Net Investment Earnings                                            $12,323
        Total Interest Collections                                         $3,293,813

     Total Collections                                                    $37,128,318

     Ending Receivables Outstanding                                      $697,953,912

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance               $1,377,088
     Current Period Servicer Advance                                          $65,548
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                 $1,442,636

Collection Account
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     Deposits to Collection Account                                       $37,128,318

     Distribution Amounts Due
        Servicing Fees Due                                                   $610,589
        Class A Noteholder Interest Distribution Due                       $2,911,743
        First Priority Principal Distribution Due                          $5,982,387
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $5,599,643
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $610,589
        Amounts Deposited into Note Distribution Account                  $36,517,729
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $37,128,318



                                                                     Page 1 of 3
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Accrued Interest Date:                                                                                   Collection Period Ending:
25-Jul-07                                                                                                                31-Jul-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                          Period #
27-Aug-07                                         ------------------------------                                                11

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Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $36,517,729
     Interest Distribution to Noteholders                                  $3,019,660
     Principal Distribution to Noteholders                                $33,498,068
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $36,517,729

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                               $0              $0.00
     Class A-2 Notes                                                         $983,632              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance   Per $1,000        Factor
     Class A-1 Notes                                                               $0                 $0        $0.00         0.00%
     Class A-2 Notes                                                      $33,498,068       $189,211,067      $108.76        61.43%
     Class A-3 Notes                                                               $0       $280,000,000        $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000        $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000        $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment   Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0           $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0           $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0           $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0           $0
     Class B Interest Carryover Shortfall                                          $0                 $0           $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       43,487             41,499
     Weighted Average Remaining Term                                            42.68              42.00
     Weighted Average Annual Percentage Rate                                    5.46%              5.45%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $613,566,312             87.91%
        1-29 days                                                         $67,058,227              9.61%
        30-59 days                                                        $12,180,679              1.75%
        60-89 days                                                         $3,168,078              0.45%
        90-119 days                                                          $903,035              0.13%
        120-149 days                                                       $1,077,581              0.15%
        Total                                                            $697,953,912            100.00%
        Delinquent Receivables +30 days past due                          $17,329,373              2.48%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $918,132
        Recoveries for Current Period                                        $138,254
        Net Write-Offs for Current Period                                    $779,877

        Cumulative Realized Losses                                         $3,740,791


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $3,072,601                105
        Ending Period Repossessed Receivables Balance                      $2,488,423                 83
        Principal Balance of 90+ Day Repossessed Vehicles                    $219,630                  5


                                                                     Page 2 of 3
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Accrued Interest Date:                                                                                   Collection Period Ending:
25-Jul-07                                                                                                                31-Jul-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                          Period #
27-Aug-07                                         ------------------------------                                                11

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Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $29,492,159
     Beginning Period Amount                                              $29,492,159
     Current Distribution Date Required Amount                            $28,183,164
     Current Period Release                                                $1,308,995
     Ending Period Amount                                                 $28,183,164
     Next Distribution Date Required Amount                               $26,911,951

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $12,323
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $2,509,254
     Ending Period Target Credit Enhancement OC Amount                     $5,599,643
     Ending Period Amount                                                  $2,563,681
     Current Period Release                                                        $0

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